Goodwill and Intangible Assets, Net- Summary of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite Lived Intangible Assets [Line Items]
Gross	$ 11,606	$ 11,965	$ 12,152
Accumulated amortization	2,941	2,612	876
Net	8,665	9,353	11,276
Developed Technology
Acquired Finite Lived Intangible Assets [Line Items]
Gross	2,711	2,775	2,810
Accumulated amortization	1,080	952	310
Net	1,631	1,823	2,500
Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Gross	8,777	9,077	9,243
Accumulated amortization	1,826	1,631	555
Net	6,951	7,446	8,688
Patent
Acquired Finite Lived Intangible Assets [Line Items]
Gross	118	113	99
Accumulated amortization	35	29	11
Net	$ 83	$ 84	$ 88